Income Tax and social contribution and Other Taxes (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax and social contribution and Other Taxes
Taxes on revenue (PIS and COFINS)	R$ 17,547	R$ 9,552
Income taxes	6,534	22,276
Withholding income tax (IRRF)	1,724	3,022
Tax on services (ISS)	4,902	6,560
Other taxes	269	310
Total	R$ 30,976	R$ 41,720